Tax - Current Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 14	$ 9
Tax rate effect of foreign tax rates	1.50%	6.30%		6.80%
Profit before tax	$ 1,010	$ 540	[1]	$ 361	[1]
Effective minimum tax rate	15.00%
Three Jurisdictions In The Group Failed To Meet The Exemption Criteria [Member]
Disclosure of uncertain tax positions within current tax [line items]
Profit before tax	$ 35
Largest single contingency does not exceed [member]
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 3	$ 3
Maximum [Member]
Disclosure of uncertain tax positions within current tax [line items]
Tax rate effect of foreign tax rates	25.00%

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).